EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
NOTE 18—EARNINGS PER SHARE

 The following tables set forth the reconciliation of the numerators and denominators of the basic and diluted earnings per share computations:

	For the year ended December 31, 2012
		Weighted
		average
	Income	shares	Per share
	(numerator)	(denominator)	Amount
	(dollars in thousands, except share data)
Basic earnings per share
Income available to common stockholders	$5,383	2,726,133	$1.97
Effect of dilutive securities
Stock compensation plans	—	3,629	—

Diluted earnings per share
Income available to common stockholders plus effect of dilutive securities	$5,383	2,729,762	$1.97

There were options to purchase 42,462 shares of common stock at a price at a range of $23.53 to $32.51 per share which were outstanding during 2012 that were not included in the computation of diluted earnings per share because the options' exercise prices were greater than the average market price of the common shares.

	For the year ended December 31, 2011
		Weighted
		average
	Income	shares	Per share
	(numerator)	(denominator)	Amount
	(dollars in thousands, except share data)
Basic earnings per share
Income available to common stockholders	$3,929	2,702,200	$1.45
Effect of dilutive securities
Stock compensation plans	—	510	—

Diluted earnings per share
Income available to common stockholders plus effect of dilutive securities	$3,929	2,702,710	$1.45

There were options to purchase 62,057 shares of common stock at a price at a range of $23.53 to $32.51 per share which were outstanding during 2011 that were not included in the computation of diluted earnings per share because the options' exercise prices were greater than the average market price of the common shares.